Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Valuation allowance:
Balance at beginning of the year	$ 1,310,463	$ 468,938
Additions	1,157,678	790,396
Loss utilized
Exchange difference	(19,175)	51,129
Balance at end of the year	$ 2,448,966	$ 1,310,463